SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Net Loss Per Ordinary Share (FY) (Details) - USD ($)	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Class A Ordinary Shares [Member]
Net Income (Loss) Per Ordinary Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	16,213,430			16,213,430
Numerator [Abstract]
Allocation of net income (loss), as adjusted	$ 5,582,412	$ 8,469,074	$ (4,486,647)	$ 4,478,469
Denominator [Abstract]
Basic weighted average shares outstanding (in shares)	17,250,000	17,250,000	5,303,571	17,250,000
Diluted weighted average shares outstanding (in shares)	17,250,000	17,250,000	5,303,571	17,250,000
Basic net income (loss) per share (in dollars per share)	$ 0.32	$ 0.49	$ (0.85)	$ 0.26
Diluted net income (loss) per share (in dollars per share)	$ 0.32	$ 0.49	$ (0.85)	$ 0.26
Class B Ordinary Shares [Member]
Numerator [Abstract]
Allocation of net income (loss), as adjusted	$ 1,395,603	$ 2,117,268	$ (3,312,113)	$ 1,119,617
Denominator [Abstract]
Basic weighted average shares outstanding (in shares)	4,312,500	4,312,500	3,915,179	4,312,500
Diluted weighted average shares outstanding (in shares)	4,312,500	4,312,500	3,915,179	4,312,500
Basic net income (loss) per share (in dollars per share)	$ 0.32	$ 0.49	$ (0.85)	$ 0.26
Diluted net income (loss) per share (in dollars per share)	$ 0.32	$ 0.49	$ (0.85)	$ 0.26